Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 95.1%
Communication Services 16.7%
Interactive Media & Services
Alphabet, Inc. “A”	504,514	86,544,332
Alphabet, Inc. “C”	415,650	71,969,797
Meta Platforms, Inc. “A”	263,632	125,180,383
		283,694,512
Consumer Discretionary 0.5%
Automobiles
BYD Co., Ltd. “H”	305,000	8,966,168
Financials 1.7%
Financial Services
Mastercard, Inc. “A”	28,081	13,021,441
Visa, Inc. “A”	61,951	16,458,522
		29,479,963
Health Care 2.0%
Health Care Equipment & Supplies 0.4%
Dexcom, Inc.*	79,331	5,380,228
Life Sciences Tools & Services 0.7%
Danaher Corp.	18,722	5,187,492
Thermo Fisher Scientific, Inc.	11,048	6,776,180
		11,963,672
Pharmaceuticals 0.9%
Eli Lilly & Co.	19,330	15,546,539
Industrials 6.2%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	140,531	13,981,429
Construction & Engineering 1.3%
Quanta Services, Inc.	80,358	21,325,406
Electrical Equipment 0.4%
Bloom Energy Corp. “A”* (a)	447,881	6,064,309
Ground Transportation 1.0%
Uber Technologies, Inc.*	270,877	17,463,440
Professional Services 2.7%
Automatic Data Processing, Inc.	33,176	8,712,681
Booz Allen Hamilton Holding Corp.	95,675	13,711,184

Paylocity Holding Corp.*	50,648	7,600,746
Verisk Analytics, Inc.	59,900	15,678,825
		45,703,436
Information Technology 68.0%
Communications Equipment 3.6%
Arista Networks, Inc.*	63,954	22,163,259
Ciena Corp.*	250,669	13,220,283
Motorola Solutions, Inc.	66,354	26,469,938
		61,853,480
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. “A”	316,513	20,339,125
IT Services 4.6%
Accenture PLC “A”	136,951	45,278,740
Cloudflare, Inc. “A”*	140,329	10,875,497
Gartner, Inc.*	25,327	12,693,639
Globant SA*	44,032	8,573,471
		77,421,347
Semiconductors & Semiconductor Equipment 23.8%
Advanced Micro Devices, Inc.*	150,334	21,720,256
Analog Devices, Inc.	112,304	25,984,899
ASML Holding NV (Registered)	16,163	15,139,882
Broadcom, Inc.	564,100	90,639,588
Impinj, Inc.*	40,000	6,371,600
Lam Research Corp.	29,794	27,447,425
Lattice Semiconductor Corp.*	194,858	10,327,474
MACOM Technology Solutions Holdings, Inc.*	79,877	8,061,187
NVIDIA Corp.	1,236,121	144,650,879
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	11,005,970
Texas Instruments, Inc.	204,476	41,674,254
		403,023,414
Software 24.2%
Adobe, Inc.*	13,764	7,592,911
Aspen Technology, Inc.*	42,768	8,038,245
Atlassian Corp. “A”*	34,411	6,075,950
Box, Inc. “A”*	629,698	17,707,108
Cadence Design Systems, Inc.*	61,951	16,581,805
CyberArk Software Ltd.*	66,744	17,111,827
Dynatrace, Inc.*	338,727	14,876,890
Five9, Inc.*	139,091	6,196,504
Fortinet, Inc.*	178,497	10,359,966
Intuit, Inc.	50,035	32,390,157
Microsoft Corp.	353,398	147,844,053
Salesforce, Inc.	182,182	47,148,701
ServiceNow, Inc.*	44,289	36,068,519
Synopsys, Inc.*	57,353	32,021,327
Workiva, Inc.*	148,596	10,961,927
		410,975,890
Technology Hardware, Storage & Peripherals 10.6%
Apple, Inc.	805,875	178,968,720
Total Common Stocks (Cost $741,107,963)		1,612,151,078

Other Investments 0.0%
Industrials 0.0%
Ground Transportation
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	27,980
Geocapital IV, L.P. (2.9% limited partnership interest)* (b)	—	10,110
Total Other Investments (Cost $1,863,749)		38,090

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d) (Cost $5,441,742)	5,441,742	5,441,742

Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 5.37% (c) (Cost $75,665,798)	75,665,798	75,665,798

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $824,079,252)	99.9	1,693,296,708
Other Assets and Liabilities, Net	0.1	1,705,974
Net Assets	100.0	1,695,002,682
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (c) (d)
—	5,441,742 (e)	—	—	—	3,013	—	5,441,742	5,441,742
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 5.37% (c)
74,309,104	269,450,723	268,094,029	—	—	1,891,097	—	75,665,798	75,665,798
74,309,104	274,892,465	268,094,029	—	—	1,894,110	—	81,107,540	81,107,540

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $5,457,866, which is 0.3% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	27,980	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	10,110	0.0
Total Restricted Securities		1,863,749	38,090	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$283,694,512	$—	$—	$283,694,512
Consumer Discretionary	—	8,966,168	—	8,966,168
Financials	29,479,963	—	—	29,479,963
Health Care	32,890,439	—	—	32,890,439
Industrials	104,538,020	—	—	104,538,020
Information Technology	1,152,581,976	—	—	1,152,581,976
Other Investments (a)	—	—	—	38,090
Short-Term Investments (b)	81,107,540	—	—	81,107,540
Total	$1,684,292,450	$8,966,168	$—	$1,693,296,708

(a)	Investments measured at NAV as a practical expedient.
(b)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH3
R-080548-2 (1/25)